T. ROWE PRICE Retirement 2005 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 55.8%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  210,758 25,307 26,323 45,289,110 212,406
New Income Fund  190,093 21,980 24,973 24,090,546 193,206
International Bond Fund (USD
Hedged)  65,390 8,591 8,859 7,862,329 67,223
Dynamic Global Bond Fund  44,537 5,059 6,751 5,658,370 44,418
Emerging Markets Bond Fund  44,453 3,607 5,605 4,740,437 44,323
U.S. Treasury Long-Term Index
Fund  38,933 4,184 6,247 5,299,062 39,478
High Yield Fund  42,515 3,520 8,582 6,534,690 39,012
Dynamic Credit Fund  16,943 2,846 2,391 1,979,976 17,741
Floating Rate Fund  16,079 1,325 4,007 1,448,629 13,443
Total Bond Mutual Funds (Cost $721,815) 671,250
EQUITY MUTUAL FUNDS 41.9%
T. Rowe Price Funds:
Value Fund  77,040 8,214 11,267 1,544,239 73,290
Growth Stock Fund  71,850 6,630 12,492 644,861 68,497
Hedged Equity Fund  53,222 3,187 7,633 4,087,912 51,712
U.S. Large-Cap Core Fund  50,619 4,886 6,201 1,164,066 48,646
Equity Index 500 Fund  40,515 4,755 5,986 275,376 43,182
Overseas Stock Fund  38,762 2,775 4,489 2,713,708 36,391
International Value Equity Fund  36,958 2,488 4,216 1,938,110 35,933
Real Assets Fund  34,491 2,575 3,732 2,243,766 32,961
International Stock Fund  32,727 1,690 3,561 1,523,833 31,315
Mid-Cap Growth Fund  18,914 2,286 3,080 169,169 16,788
Mid-Cap Value Fund  17,816 2,644 2,814 496,509 16,117
Emerging Markets Discovery Stock
Fund  13,049 941 1,520 897,552 12,709
Emerging Markets Stock Fund  11,114 1,107 1,356 321,591 10,892
Small-Cap Value Fund  10,616 1,309 1,465 192,070 10,118
Small-Cap Stock Fund  10,298 1,671 2,276 153,882 8,693
New Horizons Fund (2) 7,834 607 798 135,734 7,593
Total Equity Mutual Funds (Cost $344,351) 504,837
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  144 7,121 7,120 1,435 139
Total Other Mutual Funds (Cost $144) 139

T. ROWE PRICE Retirement 2005 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 28,429 29,520 30,446 27,503,067 27,503
Total Short-Term Investments (Cost $27,503) 27,503
Total Investments in Securities 100.0%
(Cost $1,093,813) $ 1,203,729
Other Assets Less Liabilities (0.0)% (600)
Net Assets 100.0% $ 1,203,129
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (12) $ 343 $ 998
Dynamic Global Bond Fund  (559) 1,573 1,204
Emerging Markets Bond Fund  (571) 1,868 2,277
Emerging Markets Discovery Stock Fund  32 239 528
Emerging Markets Stock Fund  48 27 212
Equity Index 500 Fund  1,475 3,898 450
Floating Rate Fund  (84) 46 899
Growth Stock Fund  7,061 2,509 139
Hedged Equity Fund  1,972 2,936 792
High Yield Fund  (480) 1,559 2,293
International Bond Fund (USD Hedged)  (525) 2,101 1,892
International Stock Fund  707 459 569
International Value Equity Fund  878 703 1,164
Limited Duration Inflation Focused Bond Fund  (835) 2,664 8,835
Mid-Cap Growth Fund  2,111 (1,332) 111
Mid-Cap Value Fund  2,593 (1,529) 320
New Horizons Fund  495 (50) —
New Income Fund  (1,801) 6,106 6,945
Overseas Stock Fund  893 (657) 1,147
Real Assets Fund  357 (373) 799
Small-Cap Stock Fund  1,940 (1,000) 123
Small-Cap Value Fund  1,143 (342) 163
Transition Fund  (43) (6) —
U.S. Large-Cap Core Fund  4,127 (658) 568
U.S. Treasury Long-Term Index Fund  (1,467) 2,608 1,174
Value Fund  6,670 (697) 1,250
U.S. Treasury Money Fund, 4.44% — — 1,053
Totals $ 26,125# $ 22,995 $ 35,905+

T. ROWE PRICE Retirement 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
#
Capital gain distributions from underlying Price funds represented $18,656 of the net realized gain (loss).
+
Investment income comprised $35,905 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2005 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F155-054Q3 02/25